Nature of Business and Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Nature Of Business And Significant Accounting Policies Tables
Stock-Based Compensation

	March 31,	March 31,
	2017	2016

Common stock issued for services	$-	$58,800
Warrants issued for services, related parties	-	6,507
Warrants issued for services	-	(4,589)
Total stock based compensation	$-	$60,718

	December 31,	December 31,
	2016	2015

Common stock issued for services	$70,621	$-
Warrants issued for services, related parties	25,030	1,529,182
Warrants issued for services	14,739	319,986
Total stock based compensation	$110,390	$1,849,168